Redeemable Convertible Preferred and Common Stock - Narrative (Details)		1 Months Ended										3 Months Ended				6 Months Ended	12 Months Ended
	Mar. 10, 2021 $ / shares shares	Aug. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) $ / shares shares	Jul. 30, 2020 USD ($) shares	May 31, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Oct. 31, 2017 USD ($) $ / shares shares	Jul. 31, 2016 USD ($) $ / shares shares	May 31, 2016 USD ($) $ / shares shares	Apr. 30, 2016 USD ($) $ / shares shares	Mar. 31, 2021 shares	[1]	Jun. 30, 2020 shares		Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2021 VOTE $ / shares shares	Mar. 11, 2021 $ / shares	Dec. 21, 2020 $ / shares
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares																	$ 0.00001	$ 0.00001	$ 0.0001		$ 0.0001
Preferred stock, par value (in dollars per share) | $ / shares																	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)																	210,956,516	14,063,768	1,000,000,000
Preferred stock, shares authorized (in shares)																	0		100,000,000
Common stock, shares outstanding (in shares)																	33,327,294	7,902,406	161,449,205
Warrants outstanding (in shares)																			15,999,996
Common stock, voting rights, number of votes per share | VOTE																			1
Redeemable convertible preferred stock, shares authorized (in shares)																	131,411,372	4,421,633	0
Issuance of redeemable convertible preferred stock, net of discount and issuance cost, Shares										563,725	1,887,253
Redeemable convertible preferred stock, issue price (in dollars per share) | $ / shares										$ 1.02	$ 1.02									$ 10.00
Proceeds from issuance of redeemable convertible preferred stock, net off issuance cost | $										$ 600,000	$ 1,800,000					$ 20,631,000	$ 41,526,000
Payment of offering costs | $											$ 100,000
Stock issued from conversion of note (in shares)											44,256
Convertible notes payable | $											$ 45,000,000,000
Preferred stock, voting rights																	holders of redeemable convertible preferred stock are entitled to vote together with the holders of common stock as a single class on all matters.
Net proceeds from issuance of preferred stock | $																		$ 40,498,000
Preferred stock, conversion basis																	Shares of Series B redeemable convertible preferred stock shall automatically be converted into shares of common stock upon the earlier of (a) the closing of the sale of shares of common stock to the public at a minimum price of $1.41 per share, subject to appropriate adjustment in the event of any stock splits, stock dividends, combinations, subdivisions, recapitalizations or similar transactions with respect to common stock, in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $75.0 million of gross cash proceeds to the Company or (b)(i) upon vote or written consent of a majority of the then outstanding shares of the Series Seed redeemable convertible preferred stock, voting as a separate series on an as-converted basis or (ii) upon vote or written consent of the majority of the then outstanding shares of the Series B redeemable convertible preferred stock, voting as a separate series on an as-converted basis, respectively.
OTI
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	210,956,516
Stock, shares authorized (in shares)	342,367,887
Authorized stock, par value (in dollars per share) | $ / shares	$ 0.00001
Redeemable convertible preferred stock, shares authorized (in shares)																		4,421,633
Stock issued from conversion of note (in shares)								1,253,556
Convertible notes payable | $								$ 4,600,000
Redeemable convertible preferred stock
Class of Stock [Line Items]
Issuance of redeemable convertible preferred stock, net of discount and issuance cost, Shares												4,232,947		43,952,862	[1]		88,434,754
Redeemable convertible preferred stock | OTI
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized (in shares)	131,411,372
Series Seed Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of redeemable convertible preferred stock, net of discount and issuance cost, Shares									313,581	396,405	1,327,094
Redeemable convertible preferred stock, issue price (in dollars per share) | $ / shares											$ 1.45
Payment of offering costs | $											$ 100,000
Redeemable convertible preferred stock liquidation preference per share | $ / shares																	$ 1.45
Convertible preferred stock, price per share | $ / shares									$ 1.45	$ 1.45
Net proceeds from issuance of preferred stock | $									$ 500,000	$ 600,000	$ 1,800,000
Convertible preferred stock shares were converted to shares of the Company's common stock						2,068,201
Dividends on preferred stock per share | $ / shares																	0.0870
Convertible preferred stock conversion price per share | $ / shares																	1.45
Series Seed Redeemable Convertible Preferred Stock [Member] | OTI
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized (in shares)																		2,068,201
Issuance of redeemable convertible preferred stock, net of discount and issuance cost, Shares									445,942
Redeemable convertible preferred stock, issue price (in dollars per share) | $ / shares									$ 1.02									$ 1.45
Proceeds from issuance of redeemable convertible preferred stock, net off issuance cost | $									$ 0.5
Stock issued during period, conversion of convertible securities (in shares)						2,941,176
Redeemable convertible preferred stock dividends (in dollars per share) | $ / shares	$ 0.0612
Redeemable convertible preferred stock liquidation preference per share | $ / shares	1.02
Convertible preferred stock, conversion price (in dollars per share) | $ / shares	1.02
Series A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of redeemable convertible preferred stock, net of discount and issuance cost, Shares							503,280	931,381
Payment of offering costs | $								$ 200,000
Redeemable convertible preferred stock liquidation preference per share | $ / shares																	16.14
Convertible preferred stock, price per share | $ / shares							$ 16.09	$ 16.09
Net proceeds from issuance of preferred stock | $							$ 8,100,000	$ 14,800,000
Convertible preferred stock shares were converted to shares of the Company's common stock						2,316,147
Dividends on preferred stock per share | $ / shares																	0.9655
Convertible preferred stock conversion price per share | $ / shares																	16.14
Series A Redeemable Convertible Preferred Stock [Member] | OTI
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized (in shares)																		2,353,432
Issuance of redeemable convertible preferred stock, net of discount and issuance cost, Shares							715,712	1,324,511
Redeemable convertible preferred stock, issue price (in dollars per share) | $ / shares							$ 11.3158	$ 11.3158										$ 16.09
Proceeds from issuance of redeemable convertible preferred stock, net off issuance cost | $							$ 8,100,000	$ 14,800,000
Payment of offering costs | $								$ 200,000
Stock issued during period, conversion of convertible securities (in shares)														3,293,779
Redeemable convertible preferred stock dividends (in dollars per share) | $ / shares	0.6789
Redeemable convertible preferred stock liquidation preference per share | $ / shares	11.3518
Convertible preferred stock, conversion price (in dollars per share) | $ / shares	11.3518
Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of redeemable convertible preferred stock, net of discount and issuance cost, Shares		17,781,234	26,700,658		12,179,245	31,773,617
Payment of offering costs | $						$ 100,000
Redeemable convertible preferred stock liquidation preference per share | $ / shares																	0.47
Convertible preferred stock, price per share | $ / shares		$ 0.47	$ 0.47		$ 0.47	$ 0.47
Net proceeds from issuance of preferred stock | $		$ 8,400,000	$ 12,500,000		$ 5,800,000	$ 15,100,000
Dividends on preferred stock per share | $ / shares																	0.0284
Convertible preferred stock conversion price per share | $ / shares																	$ 0.47
Series B Redeemable Convertible Preferred Stock [Member] | OTI
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized (in shares)																	131,411,372
Issuance of redeemable convertible preferred stock, net of discount and issuance cost, Shares		25,286,587		37,970,846	17,320,031	45,185,071
Redeemable convertible preferred stock, issue price (in dollars per share) | $ / shares		$ 0.3323	$ 0.3323		$ 0.3323	$ 0.3323											$ 0.47
Proceeds from issuance of redeemable convertible preferred stock, net off issuance cost | $		$ 8,400,000		$ 12,500,000	$ 5,800,000	$ 15,100,000
Payment of offering costs | $		100,000		$ 100,000	100,000	$ 100,000
Redeemable convertible preferred stock dividends (in dollars per share) | $ / shares	0.019938
Redeemable convertible preferred stock liquidation preference per share | $ / shares	0.3323
Convertible preferred stock, conversion price (in dollars per share) | $ / shares	$ 0.3323
Amendment [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized (in shares)																	131,411,372
Common stock, voting rights																	The holder of each share of common stock is entitled to one vote. The holders of outstanding common stock are entitled to elect four directors.
Amendment [Member] | OTI
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares																	$ 0.00001
Common stock, shares authorized (in shares)																	210,956,516
Amended, authorizes share to issue																	342,367,887
SeriesA Preferred Stock Upon Conversion Multiple Notes [Member]
Class of Stock [Line Items]
Issuance of redeemable convertible preferred stock, net of discount and issuance cost, Shares								881,486
Conversion of a note having a balance of principal and interest | $								$ 4,600,000
Maximum [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Payment of offering costs | $		$ 100,000	$ 100,000		$ 100,000
Minimum [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
The holders of the Series Seed redeemable convertible preferred stock entitled to elect two directors																	7,500,000
Investors [Member] | Series Seed Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of redeemable convertible preferred stock, net of discount and issuance cost, Shares											31,120
Conversion of a note having a balance of principal and interest | $											$ 45,000

[1]	The shares of the Company’s common and redeemable convertible preferred stock, prior to the Merger (as defined in Note 1), have been retroactively restated as shares reflecting the exchange ratio of approximately 0.703 established in the Merger as described in Note 1.